CAPITAL MANAGEMENT - Gearing Ratio (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	[3]
Adjusted net debt from continuing operations
Borrowings - non-current portion (note 24)		$ 1,965	$ 1,858	[1]	$ 1,789	[1]
Lease liabilities - non-current portion (note 14)		102	124	[1]	116	[1]
Borrowings - current portion (note 24)		18	51		142
Lease liabilities - current portion (note 14)		84	61	[1]	37	[1]
Total borrowings		2,169	2,094		2,084
Cash and cash equivalents if different from statement of financial position	[2]	1,106
Less: cash and cash equivalents (1) (note 22)		(1,108)	(1,154)	[1],[2]	(1,330)	[1],[2],[3]	$ (456)
Net debt		1,063	940		754
IFRS16 lease adjustments		(158)	(149)		(106)
Unamortised portion of borrowing costs		33	32		22
Cash restricted for use (note 21)		(60)	(58)		(73)
Adjusted net debt		878	765		597
Adjusted EBITDA from continuing operations
Profit before taxation		489	958		1,627	[4]
Finance costs and unwinding of obligations (note 6)		149	116		177	[4]
Interest income		(81)	(58)		(27)	[4]
Amortisation of tangible, intangible and right of use assets (note 4)		633	477		575
Other amortisation		(3)	4		6
Associates and joint ventures’ adjustments for amortisation, interest and taxation		165	183		168
EBITDA		1,352	1,680		2,526
Foreign exchange and fair value adjustments		128	43		0	[4]
Dividend income		0	0		(2)	[4]
Retrenchment and related costs		6	20		2
Care and maintenance costs (note 5)		0	45		0
Impairment, derecognition of assets and (profit) loss on disposal		304	(11)		1
Profit on disposal of joint ventures		0	0		(19)
Premium on settlement of bonds		0	24		0
Loss (gain) on non-hedge derivatives and other commodity contracts		6	0		5
Associates and joint ventures’ share of costs		1	0		0
Adjusted EBITDA (as defined in the agreements)		$ 1,797	$ 1,801		$ 2,513
Gearing ratio (Adjusted net debt to Adjusted EBITDA)		0.49	0.42		0.24
Maximum debt covenant ratio allowed per agreement		3.5	3.5		3.5

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[2]	Cash and cash equivalents at the end of December 2022 is net of a bank overdraft of $2m.
[3]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[4]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.